Summary of Significant Accounting Policies - Reconciliation of Basic and Diluted Net Loss per Share Attributable to Common Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Basic And Diluted Net Income Loss Per Share [Line Items]
Net income (loss)	$ 1,948	$ (26,753)	$ 2,106
Preferred dividends	110	2,148	110
Net income (loss) attributable to common shareholders	$ 1,838	$ (28,901)	$ 1,996
Basic and diluted weighted average common shares outstanding	2,298	7,094	2,195,300
Basic and diluted net income (loss) per share attributable to common shareholders:	$ 0.80	$ (4.07)	$ 0.91
Class A Common Stock
Schedule Of Basic And Diluted Net Income Loss Per Share [Line Items]
Basic and diluted weighted average common shares outstanding	1,667,000	1,683,000
Basic and diluted net income (loss) per share attributable to common shareholders:	$ 0.80	$ (4.07)
Class B Common Stock
Schedule Of Basic And Diluted Net Income Loss Per Share [Line Items]
Basic and diluted weighted average common shares outstanding	631,000	5,411,000
Basic and diluted net income (loss) per share attributable to common shareholders:	$ 0.80	$ (4.07)